Consolidated Statements of Changes in Equity - USD ($)	Share Capital	Contributed Surplus	Accumulated Other Comprehensive Loss	Deficit	Total
Balance at Dec. 31, 2014	$ 89,357,061	$ 17,632,809	$ (403,806)	$ (88,558,223)	$ 18,027,841
Issue of share capital pursuant to an underwritten public offering and private placement	74,883,850				74,883,850
Share issue costs	(5,004,640)				(5,004,640)
Issue of share capital on exercise of options	2,268,766	(1,177,864)			1,090,902
Share-based payments		4,114,165			4,114,165
Transaction with owners during the year	72,147,976	2,936,301			75,084,277
Loss for the period				(26,730,490)	(26,730,490)
Other comprehensive gain (loss) for the year			(8,386,205)		(8,386,205)
Balance at Dec. 31, 2015	161,505,037	20,569,110	(8,790,011)	(115,288,713)	57,995,423
Issue of share capital pursuant to an underwritten public offering and private placement	7,090,200				7,090,200
Share issue costs	(35,540)				(35,540)
Issue of share capital on exercise of options	152,976	(77,784)			75,192
Share-based payments		1,810,111			1,810,111
Transaction with owners during the year	7,207,636	1,732,327			8,939,963
Loss for the period				(86,494,893)	(86,494,893)
Other comprehensive gain (loss) for the year			4,096,971		4,096,971
Balance at Dec. 31, 2016	168,712,673	22,301,437	(4,693,040)	(201,783,606)	(15,462,536)
Issue of share capital on exercise of options	1,964,086	(1,729,134)			234,952
Issue of share capital on exercise of warrants	1,127,057				1,127,057
Share-based payments		2,484,543			2,484,543
Transaction with owners during the year	3,091,143	755,409			3,846,552
Loss for the period				(22,908,721)	(22,908,721)
Other comprehensive gain (loss) for the year			(1,950,396)		(1,950,396)
Balance at Dec. 31, 2017	$ 171,803,816	$ 23,056,846	$ (6,643,436)	$ (224,692,327)	$ (36,475,101)